Operating segments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of operating segments

The following is an analysis of the Group’s revenue and results by the operating segments.

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD

The Group
1.4.2025 to 30.9.2025
Revenue
External sales	2,041,899	9,041	148,905		2,199,845
Inter-segment sales	107,905	355,206	41,691	(504,802)	-

Total revenue	2,149,804	364,247	190,596	(504,802)	2,199,845

Result
Loss from operations	(50,646)	(509,215)	(679,546)	(3,644)	(1,243,051)
Finance costs	(14,208)	(12,294)	(5,765)	3,644	(28,623)

Profit/(Loss) before tax	(64,854)	(521,509)	(685,311)	-	(1,271,674)
Income tax expense	(67,519)	-	-	(1,621)	(69,140)

Loss for the financial year	(132,373)	(521,509)	(685,311)	-	(1,340,814)

Segment assets	2,622,443	3,905,767	14,273,898	(8,216,698)	12,585,410
Segment liabilities	3,732,701	8,079,589	6,445,288	(8,036,502)	10,221,076

Other information
Amortisation of intangible assets	-	-	163,093	-	163,093

Amortisation of right-of-use assets	199,618	121,530	178,996	-	500,144

Additional of property, plant and equipment	35,675	41,989	6,108	-	83,772

Depreciation of property, plant and equipment	58,580	386,024	20,683	-	465,287

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD

The Group
1.4.2024 to 30.9.2024
Revenue
External sales	1,822,108	462	7,111	-	1,829,681
Inter-segment sales	139,011	203,251	42,664	(384,926)	-

Total revenue	1,961,119	203,713	49,775	(384,926)	1,829,681

Result
Profit/(Loss) from operations	333,709	(656,631)	(868,497)	-	(1,191,419)
Finance costs	(13,781)	(3,360)	-	-	(17,141)

Profit/(Loss) before tax	319,928	(659,991)	(868,497)	-	(1,208,560)
Income tax expense	(12,207)	(41,264)	-	-	(53,471)

Loss for the financial year	307,721	(701,255)	(868,497)	-	(1,262,031)

Segment assets	2,906,779	3,261,435	10,113,596	(8,196,713)	8,085,097
Segment liabilities	3,537,863	6,582,980	5,610,567	(7,973,622)	7,757,788

Other information
Amortisation of intangible assets	18	-	24,650	-	24,668

Amortisation of right-of-use assets	81,837	64,474	86,199	-	232,510

Additional of property, plant and equipment	34,127	34,516	4,016	-	72,659

Depreciation of property, plant and equipment	33,371	207,215	9,936	-	250,522

The following is an analysis of the Group’s revenue and results by the operating segments.

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD

The Group
2025
Revenue
External sales	3,353,006	1,824	16,207	-	3,371,037
Inter-segment sales	43,361	611,666	81,206	(736,233)	-

Total revenue	3,396,367	613,490	97,413	(736,233)	3,371,037

Result
Profit/(Loss) from operations	32,555	(977,212)	(1,536,236)	-	(2,480,893)
Finance costs	(22,825)	(6,253)	(19,205)	-	(48,283)

Profit/(Loss) before tax	9,730	(983,465)	(1,555,441)	-	(2,529,176)
Income tax expense	(93,487)	(2,075)	-	-	(95,562)

Loss for the financial year	(83,757)	(985,540)	(1,555,441)	-	(2,624,738)

Segment assets	2,507,576	3,628,762	9,889,374	(8,892,075)	7,133,637
Segment liabilities	3,432,954	7,084,309	6,398,515	(8,666,225)	8,249,553

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD
The Group
2025
Other information
Amortisation of intangible assets	-	-	163,093	-	163,093
Amortisation of right-of-use assets	199,618	121,530	178,996	-	500,144
Additional of property, plant and equipment	35,675	41,989	6,108	-	83,772
Depreciation of property, plant and equipment	58,580	386,024	20,683	-	465,287

2024
Revenue
External sales	2,390,113	523	12,916	-	2,403,552
Inter-segment sales	187,142	392,896	72,328	(652,366)	-

Total revenue	2,577,255	393,419	85,244	(652,366)	2,403,552

Result
Loss from operations	(381,848)	(1,130,176)	(843,707)	-	(2,355,731)
Finance costs	(6,944)	(12,240)	(23,660)	-	(42,844)

Loss before tax	(388,792)	(1,142,416)	(867,367)	-	(2,398,575)
Income tax credit	7,414	-	-	-	7,414

Loss for the financial year	(381,378)	(1,142,416)	(867,367)	-	(2,391,161)

Segment assets	1,888,659	2,893,474	8,462,565	(6,543,765)	6,700,933
Segment liabilities	2,676,331	5,194,755	3,762,231	(6,383,376)	5,249,941

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD
The Group
2024
Other information
Amortisation of intangible assets	31	-	44,776	-	44,807
Amortisation of right-of-use assets	141,762	117,110	144,147	-	403,019
Depreciation of property, plant and equipment	67,906	370,197	17,510	-	455,613
Additional of property, plant and equipment	75,773	42,013	103,531	-	221,317
Property, plant and equipment written off	14,083	-	-	-	14,083